Income taxes - Income tax reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Net loss before income tax	$ (34,208)	$ (18,116)	$ (3,043)
Statutory tax rate	8.50%	14.00%	14.00%
Expected income tax (expense)/recovery	$ 2,908	$ 2,536	$ 426
Change in tax loss carryforwards		3,912	869
Change in loss carryforwards in relation to the debt remission		(52)	(514)
Change in valuation allowance		(6,932)	(600)
Foreign tax effects		(1,047)	(75)
Nontaxable or nondeductible items		(1,491)	(22)
Other		(11)	(309)
Income tax (expense) / recovery	$ 162	$ (3,085)	$ (225)